Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Current assets
Accounts receivable – Convertible notes		$ 73,954
GST	31,441
Other debtors – research and development tax refund receivable	143,313	263,057
Accounts receivable	8,251	8,280
Trade and other receivables	$ 183,005	$ 345,291